Significant Accounting policies	12 Months Ended
Dec. 31, 2011
Significant Accounting policies (Abstract)
Significant Accounting policies
2.           Significant Accounting policies:

a)   Principles of consolidation: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"), which include the accounts of Star Bulk and its wholly owned subsidiaries referred to in Note 1 above. All inter-company accounts and transactions have been eliminated in consolidation.

b)   Use of estimates:  The preparation of the accompanying consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the accompanying consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

c)  Other comprehensive income/(loss): The Company follows guidance related to Statement of Comprehensive Income, which requires separate presentation of certain transactions, which are recorded directly as components of stockholders' equity. The Company has no such transactions which affect comprehensive income/(loss) and, accordingly, comprehensive income equals net income / (loss) for all periods presented.

d)  Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, restricted cash, trade accounts receivable and derivative contracts (bunker derivatives and freight derivatives).  The Company's policy is to place cash and cash equivalents, restricted cash with financial institutions evaluated as being creditworthy and are exposed to minimal interest rate and credit risk.  The Company may be exposed to credit risk in the event of non-performance by counter parties to derivative instruments; however, the Company a) in over-the-counter transactions limits its exposure by diversifying among counter parties with high credit ratings, and b) all of the Company's freight derivatives are cleared through London Clearing House (LCH). The Company, consistent with drybulk shipping industry practice, has not independently analyzed the creditworthiness of the charterers and generally does not require collateral for its trade accounts receivable.

e)   Income taxes:  Star Bulk is not liable for any income tax on its income derived from shipping operations because the countries in which the subsidiaries ship-owning companies and the management company are incorporated do not levy tax on income, but rather a tonnage tax on vessels.

f)  Foreign currency transactions: The functional currency of the Company is the U.S. Dollar since the Company's vessels operate in international shipping markets, and therefore primarily transact business in U.S. Dollars. The Company's books of accounts are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the consolidated balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are converted into U.S. Dollars at the year-end exchange rates. Resulting gains or losses are included in Interest and other income in the accompanying consolidated statements of operations.

g)   Cash and cash equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

h)  Restricted cash: Restricted cash represents minimum cash deposits or cash collateral deposits required to be maintained with certain banks under the Company's borrowing arrangements. Restricted cash also consists of the restricted portion of both freight and bunker derivatives base and margin collaterals with London Clearing House (LCH) and Marfin Bank, respectively. In the event that the obligation relating to such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets; otherwise they are classified as non-current assets.

i)  Trade accounts receivable, net:   The amount shown as trade accounts receivable, at each balance sheet date, includes estimated recoveries from each voyage or time charter. At each balance sheet date, the Company provides for doubtful accounts on the basis of specific identified doubtful receivables.

j)  Inventories: Inventories consist of consumable lubricants and bunkers, which are stated at the lower of cost or market value. Cost is determined by the first in, first out method.

k)  Vessels, net: Vessels are stated at cost, which consists of the purchase price and any material expenses incurred upon acquisition, such as (initial repairs, improvements, delivery expenses and other expenditures to prepare the vessel for her initial voyage).  Otherwise these amounts are charged to expense as incurred.

The cost of each of the Company's vessels is depreciated beginning when the vessel is ready for its intended use, on a straight-line basis over the vessel's remaining economic useful life, after considering the estimated residual value (vessel's residual value is equal to the product of its lightweight tonnage and estimated scrap rate per ton).  Management estimates the useful life of the Company's vessels to be 25 years from the date of initial delivery from the shipyard.  When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.

l)  Advances for vessels under construction: Advances made to shipyards during construction periods are classified as "Advances for vessels under construction" until the date of delivery and acceptance of the vessel, at which date they are reclassified to "Vessels and other fixed assets, net". Advances for vessels under construction also include supervision costs, amounts paid under engineering contracts, capitalized interest and other expenses directly related to the construction of the vessel. Financing costs incurred during the construction period of the vessels are also capitalized and included in the vessels' cost.

m)  Fair value of above/below market acquired time charter:  The Company records all identified tangible and intangible assets or liabilities associated with the acquisition of a vessel at fair value.  Fair value of above or below market acquired time charters is determined by comparing existing charter rates in the acquired time charter agreements with the market rates for equivalent time charter agreements prevailing at the time the foregoing vessels are delivered. The present values representing the fair value of the above or below market acquired time charters are recorded as an intangible asset or liability, respectively.  Such intangible asset or liability is recognized ratably as an adjustment to revenues over the remaining term of the assumed time charter.

n)  Impairment of long-lived assets: The Company follows guidance related to Impairment or Disposal of Long-lived Assets which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The standard requires that long-lived assets and certain identifiable intangibles held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company should evaluate the asset for an impairment loss. Measurement of the impairment loss is based on the fair value.  In this respect, management regularly reviews the carrying amount of the vessels on vessel by vessel basis when events and circumstances indicate that the carrying amount of the vessels might not be recoverable.

At December 31, 2010 and 2011, the Company performed an impairment review of the Company's vessels due to the global economic downturn and the prevailing conditions in the shipping industry. The Company compared undiscounted cash flows to the carrying values for the Company's vessels to determine if the assets were impaired. Significant management judgment is required in forecasting future operating results, used in this method. These estimates are consistent with the plans and forecasts used by management to conduct its business (see Note 19).

o)  Vessels held for sale: It is the Company's policy to dispose of vessels when suitable opportunities occur and not necessarily to keep them until the end of their useful life. The Company classifies vessels as being held for sale when: management has committed to a plan to sell the vessels; the vessels are available for immediate sale in its present condition; an active program to locate a buyer and other actions required to complete the plan to sell the vessels have been initiated; the sale of the vessels is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; the vessels are being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.
Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. The resulting difference, if any, is recorded under "Vessel impairment loss" in accompanying consolidated statement of operations. The vessels are not depreciated once they meet the criteria to be classified as held for sale.

p)  Financing costs: Fees paid to lenders or required to be paid to third parties on the lender's behalf for obtaining loans are recorded as deferred charges.  Deferred charges are expensed as interest and finance costs using the effective interest rate method over the duration of the respective loan facility. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period in which the repayment or refinancing is made, subject to the guidance regarding Debt Extinguishment. Any unamortized balance of costs related to credit facilities repaid is expensed in the period. Any unamortized balance of costs relating to credit facilities refinanced is deferred and amortized over the term of the respective credit facility in the period in which the refinancing occurs, subject to the provisions of the accounting guidance relating to Changes in Line-of-Credit or Revolving-Debt Arrangements.

q)  Pension and retirement benefit obligations—crew: The ship-owning subsidiaries included in the consolidated financial statements employ the crew on board under short-term contracts (usually up to eight months) and, accordingly, are not liable for any pension or post-retirement benefits.

r)  Pension and retirement benefit obligations—administrative personnel: Administrative employees are covered by state-sponsored pension funds. Both employees and the Company are required to contribute a portion of the employees' gross salary to the fund.  The related expense is recorded under "General and administrative expenses" in the accompanying consolidated statements of operations. Upon retirement, the state-sponsored pension funds are responsible for paying the employees retirement benefits without recourse to the Company.

s)  Stock incentive plan awards:  Share-based compensation represents vested and non-vested shares granted to employees and to directors, for their services, and is included in "General and administrative expenses" in the consolidated statements of operations. These shares are measured at their fair value equal to the market value of the Company's common stock on the grant date. The shares that do not contain any future service vesting conditions are considered vested shares and the total fair value of such shares is expensed on the grant date. Guidance related to Stock Compensation describes two generally accepted methods of recognizing expense for non-vested share awards with a graded vesting schedule for financial reporting purposes: 1) the ''accelerated method'', which treats an award with multiple vesting dates as multiple awards and results in a front-loading of the costs of the award and 2) the ''straight-line method'' which treats such awards as a single award and results in recognition of the cost ratably over the entire vesting period.  The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and a total fair value of such shares is recognized using the accelerated method.

t)  Dry-docking and special survey expenses:  Dry-docking and special survey expenses are expensed when incurred.

u)  Accounting for revenue and related expenses: The Company generates its revenues from charterers for the charterhire of its vessels. Vessels are chartered mainly using time charters, where a contract is entered into for the use of a vessel for a specific period of time and a specified daily charterhire rate. Under time charters, voyage costs, such as fuel and port charges are borne and paid by the charterer.  Company's time charters agreements are classified as operating leases. Revenues under operating lease arrangements are recognized when a charter agreement exists, charter rate is fixed and determinable, the vessel is made available to the lessee, and collection of the related revenue is reasonably assured. Revenues are recognized ratably on a straight line basis over the period of the respective charter agreement in accordance with guidance related to Leases.

Voyage charter agreements are charterhires, where a contract is made in the spot market for the use of a vessel for a specific voyage at a specified charter rate. Revenue from voyage charter agreements is recognized on a pro-rata basis over the duration of the voyage. Under voyage charter agreements, all voyage costs are borne and paid by the Company.  Demurrage income, which is included in voyage revenues, represents payments by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized when arrangement exists, services have been performed, the amount is fixed or determinable and collection is reasonably assured.  Deferred revenue includes cash received prior to the consolidated balance sheet date and is related to revenue earned after such date. The portion of the deferred revenue that will be earned within the next twelve months is classified as current liability and the remaining as long term liability.

Vessel operating expenses include crew wages and related costs, the cost of insurance and vessel registry, expenses relating to repairs and maintenance, the costs of spares and consumable stores, tonnage taxes, regulatory fees, technical management fees and other miscellaneous expenses. Furthermore, payments in advance for services are recorded as prepaid expenses.

Voyage expenses consist of bunker consumption, port expenses and agency fees related to the voyage. In addition, voyage expenses include expenses related to the charter -in of vessels owned by third parties, whenever this is required.  Such expenses are recognized on a pro-rata basis over the duration of the voyage.

Brokerage commissions are paid by the Company. Brokerage commissions are recognized over the related charter period and included in voyage expenses. Voyage expenses and vessel operating expenses are expensed as incurred.

v)  Fair value of financial instruments: The Company adopted guidance related to Fair Value Measurements & Disclosures for financial assets and liabilities and any other assets and liabilities carried at fair value and are measured on recurring basis. This pronouncement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Company has provided additional fair value disclosures in Note 19.

w)  Earnings/(loss) per common share:  Earnings or loss per share are computed in accordance with guidance related to Earnings per Share.  Basic earnings or loss per share are calculated by dividing net income or loss available to common shareholders by the basic weighted average number of common shares outstanding during the period.  Diluted income per share reflects the potential dilution assuming common shares were issued for the exercise of outstanding in-the-money warrants and non-vested shares and assuming the hypothetical proceeds, including proceeds from warrant exercise and average unrecognized stock-based compensation cost, thereof were used to purchase common shares at the average market price during the period such warrants and non-vested shares were outstanding (Note 12).

x)  Segment reporting: The Company reports financial information and evaluates its operations by total charter revenues and not by the type of vessel, length of vessel employment, customer or type of charter. As a result, management, including the Chief Operating Officer who is the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus, the Company has determined that it operates under one reportable segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

y)  Recent accounting pronouncements: In May 2011, the FASB issued ASU No. 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements." This ASU represents the converged guidance of the FASB and the International Accounting Standards Board ("the Boards") on fair value measurement. The collective efforts of the Boards and their staffs, reflected in ASU 2011-04, have resulted in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term "fair value". The Boards have concluded the common requirements will result in greater comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards. The amendments to this ASU are to be applied prospectively. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Based on the Company's evaluation of this ASU, the adoption of this amendment will not have a material impact on the Company's financial statements.